Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	9 Months Ended
Sep. 30, 2024 shares $ / shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	8,664
Number of share options, exercisable (in shares)	4,777
Number of share options, granted (in shares)	2,402
Number of shares issued for stock options exercised (in shares)	5,217
Number of share units, vested and exercised/paid out (in shares)	4,426
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 10.54
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 11.98
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	791
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options, outstanding (in shares)	388
Number of share options, exercisable (in shares)	388
Number of share options, granted (in shares)	0
Number of shares issued for stock options exercised (in shares)	574
Number of share units, vested and exercised/paid out (in shares)	537
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 7.78
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 5.17
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	37
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	7,202
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	6,354
Number of share units, vested and exercised/paid out (in shares)	8,899
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	8,171
Number of share units, exercisable (in shares)	0
Number of share units, granted (in shares)	3,385
Number of share units, vested and exercised/paid out (in shares)	2,281
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding (in shares)	1,736
Number of share units, exercisable (in shares)	1,736
Number of share units, granted (in shares)	187
Number of share units, vested and exercised/paid out (in shares)	185